[ Janus Letterhead ]

April 5, 2016

Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-0505

Re:	Clayton Street Trust (the “Registrant”)

1933 Act File No. 333-208542

1940 Act File No. 811-23121

Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Clayton Street Trust, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, including the exhibits thereto (“Amendment No. 1”).

The purpose of Amendment No. 1 is to include information required by Form N-1A that was omitted in the initial filing of the Registration Statement, and to include disclosure responsive to comments provided by the staff of the Commission (the “Staff”) pursuant to a letter dated January 13, 2016, as well as comments provided pursuant to subsequent telephone conversations between the Staff and the undersigned.

For your reference, the Registration Statement covers the following series:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

Upon confirmation by the Staff that it has reviewed Amendment No. 1 and its comments have been adequately addressed, the Registrant intends to request that the Registration Statement be declared effective by the close of business, Wednesday, April 6, 2016.

Please do not hesitate to call me at (303) 336-7823 or Stephanie Grauerholz at (303) 394-6459, if you have any questions relating to this filing.

Sincerely,

/s/ Byron D. Hittle

Byron D. Hittle, Esq.

Assistant Secretary

Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz, Esq.

Asen Parachkevov, Esq.

Eric S. Purple, Esq.